STATEMENT OF CASH FLOWS - CIK 0001839990 Artemis Strategic Investment Corp [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash flows from operating activities:
Net profit (loss) for the year	$ 3,263,313	$ (10,694)	$ 312,118
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in trust account	(266,579)		(9,883)
Change in fair value of warrant liabilities	(8,051,082)		(1,739,419)
Offering costs allocated to warrant liabilities			1,154,518
Formation and operating costs paid by Sponsor in exchange for issuance of Class B Common Stock		1,596	1,596
Formation and operating costs paid by promissory note			498
Adjustments to operating assets and liabilities:
Increase in prepaid expenses and other current assets	155,725		(451,206)
Increase in accounts payable and accrued expenses	4,442,366	9,098	136,794
Net cash used in operating activities	(456,257)		(594,984)
Cash flows from investing activities:
Investment of cash in Trust Account			(205,275,000)
Net cash used in investing activities			(205,275,000)
Cash flows from financing activities:
Proceeds from issuance of Units, net of underwriting discounts paid			197,425,000
Proceeds from issuance of Private Placement Warrants			10,000,000
Proceeds from promissory note - related party		100,000	100,000
Proceeds from issuance of Class B common stock to anchor investors			9,710
Payments for offering costs		(71,134)	(548,505)
Payment of promissory note - related party			(162,892)
Net cash provided by financing activities		28,866	206,823,313
Net change in cash	(456,257)	28,866	953,329
Cash at beginning of period	953,329
Cash at end of period	$ 497,072	28,866	953,329
Supplemental disclosure of non-cash investing and financing activities
Deferred offering costs paid by Sponsor in exchange for issuance of Class B Common Stock		23,404	23,404
Deferred offering costs paid by promissory note		62,394	62,892
Deferred underwriting commissions in connection with the initial public offering			6,693,750
Offering costs included in accrued expenses			$ 259,794
Deferred offering costs included in accounts payable and accrued expenses		$ 226,596